Reinsurance and Indemnification - Other reinsurance programs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	$ 9,565	$ 8,921
Lloyds of London
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	165	167
Property-Liability
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	7,270	6,570
Property-Liability | Westport Insurance Corporation
Reinsurance Retention Policy [Line Items]
Largest reinsurance recoverable from a single reinsurer	$ 60	$ 61